PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .2%
Communication Services : 2 .4%
678,994
(1)
Globalstar, Inc.
$ 998,121
0 .3
14,093
(1)
IAC, Inc.
751,721
0 .3
63,747
(1)
Magnite, Inc.
685,280
0 .2
99,150
Playtika Holding Corp.
699,008
0 .2
411,898
(1)
Vimeo, Inc.
1,684,663
0 .6
140,270
(1)
ZipRecruiter, Inc.
- Class A
1,611,702
0 .6
43,963
(1)
ZoomInfo
Technologies, Inc.
704,727
0 .2
7,135,222
2 .4
Consumer Discretionary : 6 .0%
40,632  Acushnet Holdings
Corp.
2,679,681
0 .9
131,679
Arko Corp.
750,570
0 .3
142,903
(1)
Figs, Inc. - Class A
711,657
0 .2
69,864
Gentex Corp.
2,523,488
0 .9
478,162
(1)
GrowGeneration Corp.
1,367,543
0 .5
47,648  International Game
Technology PLC
1,076,368
0 .4
69,631
(1)
Lindblad Expeditions
Holdings, Inc.
649,657
0 .2
33,974  Red Rock Resorts, Inc.
- Class A
2,032,325
0 .7
49,805
Steven Madden Ltd.
2,105,756
0 .7
72,491
(1)
Tri Pointe Homes, Inc.
2,802,502
0 .9
92,833
(1)
Udemy, Inc.
1,019,306
0 .3
17,718,853
6 .0
Consumer Staples : 3 .4%
44,421
(1)
BellRing Brands, Inc.
2,622,172
0 .9
153,734
Dole PLC
1,834,046
0 .6
8,923
(1)
e.l.f. Beauty, Inc.
1,749,176
0 .6
209,593
Primo Water Corp.
3,816,688
1 .3
10,022,082
3 .4
Energy : 6 .9%
47,063
ChampionX Corp.
1,689,091
0 .6
444,248
(1)
Clean Energy Fuels
Corp.
1,190,585
0 .4
52,198
Dorian LPG Ltd.
2,007,535
0 .7
229,249  Excelerate Energy, Inc.
- Class A
3,672,569
1 .2
89,719
(2)
HighPeak Energy, Inc.
1,414,869
0 .5
177,510
(1)
Kosmos Energy Ltd.
1,057,960
0 .3
98,225
Murphy Oil Corp.
4,488,882
1 .5
168,472  Permian Resources
Corp.
2,975,215
1 .0
148,782
SFL Corp. Ltd.
1,960,947
0 .7
20,457,653
6 .9
Financials : 16 .7%
67,370
(1)
Ambac Financial
Group, Inc.
1,052,993
0 .4
59,991
Arrow Financial Corp.
1,500,975
0 .5
102,626
Associated Banc-Corp.
2,207,485
0 .7
76,714  Atlantic Union
Bankshares Corp.
2,708,771
0 .9
118,385
BCB Bancorp, Inc.
1,237,123
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
67,092  Berkshire Hills
Bancorp, Inc.
$ 1,537,749
0 .5
221,152  BGC Group, Inc.
- Class A
1,718,351
0 .6
57,356
(2)
Blackstone Mortgage
Trust, Inc. - Class A
1,141,958
0 .4
71,813  ConnectOne Bancorp,
Inc.
1,400,354
0 .5
140,546  Eastern Bankshares,
Inc.
1,936,724
0 .7
79,180  Farmers National Banc
Corp.
1,057,845
0 .4
156,235  First BanCorp/Puerto
Rico
2,740,362
0 .9
227,693
(1)
Genworth Financial,
Inc. - Class A
1,464,066
0 .5
61,744
Hilltop Holdings, Inc.
1,933,822
0 .6
15,217  International
Bancshares Corp.
854,282
0 .3
170,904  KKR Real Estate
Finance Trust, Inc.
1,719,294
0 .6
168,307
Ladder Capital Corp.
1,873,257
0 .6
99,255
(1)
LendingClub Corp.
872,451
0 .3
129,718
MFA Financial, Inc.
1,480,082
0 .5
49,942
NBT Bancorp, Inc.
1,831,873
0 .6
36,728
Origin Bancorp, Inc.
1,147,383
0 .4
103,624
(1)
Pagseguro Digital Ltd.
- Class A
1,479,751
0 .5
75,961
ProAssurance Corp.
976,859
0 .3
68,416  Provident Financial
Services, Inc.
996,821
0 .3
266,926
Redwood Trust, Inc.
1,700,319
0 .6
91,881  Simmons First National
Corp. - Class A
1,788,004
0 .6
11,779  Stewart Information
Services Corp.
766,342
0 .3
57,421  United Community
Banks, Inc.
1,511,321
0 .5
22,843
Unum Group
1,225,755
0 .4
233,571  Valley National
Bancorp
1,859,225
0 .6
48,196  Victory Capital
Holdings, Inc. - Class A
2,044,956
0 .7
109,228
WisdomTree, Inc.
1,003,805
0 .3
31,477
XP, Inc. - Class A
807,700
0 .3
49,578,058
16 .7
Health Care : 13 .4%
131,501
(1)
Alignment Healthcare,
Inc.
652,245
0 .2
208,974
(1)
Amicus Therapeutics,
Inc.
2,461,714
0 .8
141,933
(1)
Amneal
Pharmaceuticals, Inc.
860,114
0 .3
26,167
(1)
Amphastar
Pharmaceuticals, Inc.
1,148,993
0 .4
10,218
(1)
Arcellx, Inc.
710,662
0 .2
74,814
(1)
Avanos Medical, Inc.
1,489,547
0 .5
325,007
(1)(2)
BioCryst
Pharmaceuticals, Inc.
1,651,036
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
27,046
Bio-Techne Corp.
$ 1,903,768
0 .6
39,650
Bruker Corp.
3,724,721
1 .2
819,598
(1)
Cerus Corp.
1,549,040
0 .5
258,421
(1)
Community Health
Systems, Inc.
904,474
0 .3
18,176
(1)(2)
Cytokinetics, Inc.
1,274,319
0 .4
23,538  DENTSPLY SIRONA,
Inc.
781,226
0 .3
11,003
(1)
HealthEquity, Inc.
898,175
0 .3
81,296
(1)
Insmed, Inc.
2,205,560
0 .7
14,759
(1)(2)
Intellia Therapeutics,
Inc.
406,020
0 .1
13,501
(1)
Lantheus Holdings,
Inc.
840,302
0 .3
2,310
(1)(2)
Madrigal
Pharmaceuticals, Inc.
616,862
0 .2
393,605
(1)(2)
MannKind Corp.
1,783,031
0 .6
50,113
(1)
Olema
Pharmaceuticals, Inc.
567,279
0 .2
1,241,359
(1)(2)
OPKO Health, Inc.
1,489,631
0 .5
41,642
(1)
Option Care Health,
Inc.
1,396,673
0 .5
75,731
(1)
Orthofix Medical, Inc.
1,099,614
0 .4
87,966
Patterson Cos., Inc.
2,432,260
0 .8
45,879
QIAGEN N.V.
1,972,338
0 .7
45,342
(1)
Revolution Medicines,
Inc.
1,461,373
0 .5
16,968
(1)
Rhythm
Pharmaceuticals, Inc.
735,223
0 .2
736,442
(1)
Rigel Pharmaceuticals,
Inc.
1,089,934
0 .4
73,715
(1)
Roivant Sciences Ltd.
776,956
0 .3
9,175
(1)
RxSight, Inc.
473,247
0 .2
77,075
(1)
Travere Therapeutics,
Inc.
594,248
0 .2
39,950,585
13 .4
Industrials : 17 .7%
30,678  Allison Transmission
Holdings, Inc.
2,489,827
0 .8
26,172  Apogee Enterprises,
Inc.
1,549,382
0 .5
21,685
(1)
Blue Bird Corp.
831,403
0 .3
152,402
(1)
CoreCivic, Inc.
2,378,995
0 .8
27,817
Crane Holdings Co.
1,721,872
0 .6
46,912
(2)
First Advantage Corp.
760,913
0 .3
34,176
(1)
Fluor Corp.
1,444,961
0 .5
24,558  Franklin Electric Co.,
Inc.
2,623,040
0 .9
71,463
Hillenbrand, Inc.
3,593,874
1 .2
18,513
Insperity, Inc.
2,029,210
0 .7
31,187
Kennametal, Inc.
777,804
0 .3
148,733
(1)
Legalzoom.com, Inc.
1,984,098
0 .7
130,132
(1)
Manitowoc Co., Inc.
1,840,067
0 .6
64,865
Marten Transport Ltd.
1,198,705
0 .4
268,470  Mueller Water
Products, Inc. - Class A
4,319,682
1 .4
164,260
(1)
NOW, Inc.
2,496,752
0 .8
51,321
nVent Electric PLC
3,869,603
1 .3
666,868
(1)
Planet Labs PBC
1,700,514
0 .6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
77,738
(1)
Resideo Technologies,
Inc.
$ 1,742,886
0 .6
112,059
Shyft Group, Inc.
1,391,773
0 .5
39,258
Terex Corp.
2,528,215
0 .8
36,525
Timken Co.
3,193,381
1 .1
34,193
(1)
Titan Machinery, Inc.
848,328
0 .3
74,682
Wabash National Corp.
2,235,979
0 .7
13,722  Watts Water
Technologies, Inc.
- Class A
2,916,611
1 .0
52,467,875
17 .7
Information Technology : 17 .5%
402,366
(1)
8x8, Inc.
1,086,388
0 .4
190,038
A10 Networks, Inc.
2,601,620
0 .9
76,531
(1)
ACI Worldwide, Inc.
2,541,594
0 .8
39,056
(1)
Alkami Technology,
Inc.
959,606
0 .3
33,026
(1)
Altair Engineering, Inc.
- Class A
2,845,190
1 .0
80,085
(1)
Box, Inc. - Class A
2,268,007
0 .8
43,763  Clear Secure, Inc.
- Class A
930,839
0 .3
60,186
Cognex Corp.
2,553,090
0 .9
22,752
(1)
Credo Technology
Group Holding Ltd.
482,115
0 .2
42,521  CSG Systems
International, Inc.
2,191,532
0 .7
25,253
CTS Corp.
1,181,588
0 .4
106,106
(1)
Dropbox, Inc. - Class A
2,578,376
0 .9
56,359
EVERTEC, Inc.
2,248,724
0 .8
75,797
(1)
ExlService Holdings,
Inc.
2,410,345
0 .8
64,209
(1)
Extreme Networks, Inc.
740,972
0 .2
95,272
(1)
Knowles Corp.
1,533,879
0 .5
4,260
Littelfuse, Inc.
1,032,411
0 .3
59,611
(1)
N-able, Inc.
779,116
0 .3
23,587
(1)
Nutanix, Inc. - Class A
1,455,790
0 .5
51,543
(1)
PowerSchool Holdings,
Inc. - Class A
1,097,350
0 .4
25,777
(1)
PROS Holdings, Inc.
936,478
0 .3
21,728
(1)
Pure Storage, Inc.
- Class A
1,129,639
0 .4
39,654  Sapiens International
Corp. NV
1,275,273
0 .4
110,406
(1)
Sprinklr, Inc. - Class A
1,354,682
0 .4
36,713
(1)
Teradata Corp.
1,419,692
0 .5
35,286
(1)
Varonis Systems, Inc.
1,664,441
0 .6
33,353
(1)
Veeco Instruments,
Inc.
1,173,025
0 .4
204,921
(1)
Viavi Solutions, Inc.
1,862,732
0 .6
58,863
(1)
Weave
Communications, Inc.
675,747
0 .2
23,261
(1)
Workiva, Inc.
1,972,533
0 .7
214,611
(1)
Yext, Inc.
1,294,104
0 .4
117,159
(1)
Zeta Global Holdings
Corp. - Class A
1,280,548
0 .4
273,470
(1)
Zuora, Inc. - Class A
2,494,046
0 .8
52,051,472
17 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 6 .6%
54,008
Avient Corp.
$ 2,343,947
0 .8
14,124
Balchem Corp.
2,188,514
0 .7
91,155
(1)
Constellium SE
2,015,437
0 .7
212,061
Element Solutions, Inc.
5,297,284
1 .8
244,615
(1)
Glatfelter Corp.
489,230
0 .2
37,225  Minerals Technologies,
Inc.
2,802,298
0 .9
480,189
(1)
Rayonier Advanced
Materials, Inc.
2,295,304
0 .8
30,454  Sensient Technologies
Corp.
2,107,112
0 .7
19,539,126
6 .6
Real Estate : 5 .3%
85,349
Acadia Realty Trust
1,451,786
0 .5
172,121
(1)
Anywhere Real Estate,
Inc.
1,063,708
0 .4
257,948
(1)
Apartment Investment
and Management Co.
- Class A
2,112,594
0 .7
118,433  Empire State Realty
Trust, Inc. - Class A
1,199,726
0 .4
89,309  Essential Properties
Realty Trust, Inc.
2,380,978
0 .8
14,016  First Industrial Realty
Trust, Inc.
736,401
0 .3
53,288
Gladstone Land Corp.
710,862
0 .2
59,416
Peakstone Realty Trust
958,380
0 .3
45,058  Plymouth Industrial
REIT, Inc.
1,013,805
0 .3
102,308  Retail Opportunity
Investments Corp.
1,311,589
0 .4
233,514  Summit Hotel
Properties, Inc.
1,520,176
0 .5
225,225
Uniti Group, Inc.
1,328,827
0 .5
15,788,832
5 .3
Utilities : 2 .3%
36,207
ALLETE, Inc.
2,159,385
0 .7
95,028
Avista Corp.
3,327,881
1 .1
33,091  Portland General
Electric Co.
1,389,822
0 .5
6,877,088
2 .3
Total Common Stock
(Cost $272,849,163)
291,586,846
98 .2
EXCHANGE-TRADED FUNDS : 1 .5%
21,331  iShares Russell 2000
ETF
4,485,909
1 .5
Total Exchange-Traded
Funds
(Cost $4,392,582)
4,485,909
1 .5
Total Long-Term
Investments
(Cost $277,241,745)
296,072,755
99 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .4%
Repurchase Agreements : 3 .1%
2,179,106
(3)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,180,379,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$2,222,688, due
09/01/28-03/20/72)
$ 2,179,106
0 .7
401,177
(3)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $401,411,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $409,201, due
08/01/33-03/01/54)
401,177
0 .2
2,179,106
(3)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $2,180,381,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$2,222,688, due
01/01/39-11/01/52)
2,179,106
0 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,179,106
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $2,180,376,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$2,222,689, due
01/01/28-07/15/58)
$ 2,179,106
0 .7
2,179,106
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase
Amount $2,180,367,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,222,688, due
04/04/24-02/01/54)
2,179,106
0 .7
Total Repurchase
Agreements
(Cost $9,117,601)
9,117,601
3 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .3%
1,066,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $1,066,000) $ 1,066,000 0 .3
Total Short-Term
Investments
(Cost $10,183,601)
10,183,601
3 .4
Total Investments in
Securities
(Cost $287,425,346) $ 306,256,356 103 .1
Liabilities in Excess
of Other Assets (9,088,236) (3.1)
Net Assets $ 297,168,120 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 291,586,846 $ — $ — $ 291,586,846
Exchange-Traded Funds 4,485,909 — — 4,485,909
Short-Term Investments 1,066,000 9,117,601 — 10,183,601
Total Investments, at fair value $ 297,138,755 $ 9,117,601 $ — $ 306,256,356
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,936,324
Gross Unrealized Depreciation (10,105,314)
Net Unrealized Appreciation $ 18,831,010